Property and Equipment (Tables)	6 Months Ended
Jul. 31, 2026
Property and Equipment
Schedule of property and equipment

	July 31,	January 31,
	2026	2026
Cost
Computer equipment and software	41,039	38,362
Furniture and fixtures	698	581
Leasehold improvements	746	718
Equipment installed with customers	2,430	2,430
	44,913	42,091
Accumulated depreciation
Computer equipment and software	27,382	25,220
Furniture and fixtures	504	480
Leasehold improvements	611	587
Equipment installed with customers	2,367	2,297
	30,864	28,584
Net	14,049	13,507